As filed with the Securities and Exchange Commission on May 12, 2011

Securities Act Registration No. 002-80896

Investment Company Act Registration No. 811-03623

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 62 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 65 ☒

(Check appropriate box or boxes)

THE PRUDENTIAL SERIES FUND

(Exact Name of Registrant)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

(800) 778-2255

(Address and telephone number of principal executive offices)

Deborah A. Docs, Secretary

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (        ) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (        ) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (        ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 12th day of May, 2011.

THE PRUDENTIAL SERIES FUND
* Stephen Pelletier
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Stephen Pelletier	President (Principal Executive Officer)

*Grace Torres	Treasurer & Principal Financial and Accounting Officer

*Delayne Dedrick Gold	Trustee

*Saul K. Fenster	Trustee

*Robert F. Gunia	Trustee

*W. Scott McDonald, Jr.	Trustee and Vice-Chairman

*Thomas T. Mooney	Trustee and Chairman

*Thomas M. O’Brien	Trustee

*F. Don Schwartz	Trustee

*Susan Davenport Austin	Trustee

*By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Attorney-in-Fact	May 12, 2011

* Power of Attorney of Susan Davenport Austin. Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement of Prudential’s Gibraltar Fund, Inc. on Form N-1A (File No. 002-32685) filed via EDGAR on March 29, 2011.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase